Taxation	12 Months Ended
Feb. 29, 2012
Taxation [Abstract]
Taxation:

7.    Taxation:

Under Bermuda law the Company is not required to pay any taxes in Bermuda on either income or capital gains. The Company has received Tax Assurance from the Minister of Finance in Bermuda indicating that in event of any subsequent legislation imposing such taxes, the Company will be exempted from resulting taxation until the year 2016. Following the Company's redomiciliation to the Republic of the Marshall Islands, the Company continues not to be liable for any taxes as the Marshall Islands do not impose tax on international shipping income earned by a "non-resident" corporation thereof.